Average Annual Total Returns - FidelityOhioMunicipalFunds-ComboPRO - FidelityOhioMunicipalFunds-ComboPRO - Fidelity Ohio Municipal Income Fund	Mar. 01, 2023
Fidelity Ohio Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.60%)
Past 5 years	0.79%
Past 10 years	2.09%
Fidelity Ohio Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.60%)
Past 5 years	0.73%
Past 10 years	1.98%
Fidelity Ohio Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.27%)
Past 5 years	1.18%
Past 10 years	2.23%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
IXYI1
Average Annual Return:
Past 1 year	(8.56%)
Past 5 years	1.10%
Past 10 years	2.39%